Personnel expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Personnel expenses
Shortterm employee benefits-Salaries	$ 266,482	$ 216,847	$ 135,676
Shortterm employee benefits-Social Security	19,231	16,274	12,785
Postemployment benefits	7,758	5,406	2,864
Termination benefits	1,089	401	818
Sharebased payment	226,830	151,912	167,965
Employer social security contributions stock options	7,987	5,910	5,002
Total personnel expenses	$ 529,377	$ 396,750	$ 325,110